Annual Fund Operating Expenses - NVIT Mellon Dynamic US Core Fund	Apr. 30, 2021
Class I Shares
Operating Expenses:
Management Fees	0.47%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.68%
Fee Waiver/Expense Reimbursement	(0.07%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.61%
Class II Shares
Operating Expenses:
Management Fees	0.47%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.93%
Fee Waiver/Expense Reimbursement	(0.07%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.86%
Class P Shares
Operating Expenses:
Management Fees	0.47%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.78%
Fee Waiver/Expense Reimbursement	(0.07%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.71%
Class Y Shares
Operating Expenses:
Management Fees	0.47%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.53%
Fee Waiver/Expense Reimbursement	(0.07%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.46%

[1]	In addition to the expense limitation agreement discussed in Footnote 1, the Trust and the Adviser have entered into a written contract in which the Adviser has agreed to waive 0.038% of the management fee to which the Adviser would otherwise be entitled until April 30, 2022. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.
[2]	Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.65%, 0.90%, 0.75%, and 0.50% for Class I, Class II, Class P, and Class Y shares, respectively, until April 30, 2022. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.